Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total		Temporary Equity [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2022	$ 23		$ 1		$ 54,780		$ 80	$ (104,796)	$ (49,912)
Balance, shares at Dec. 31, 2022	2,108,701		940,509
Stock based compensation related to options granted to employees and non-employees					365				365
Exercise of options and vesting of early exercise				[1]						[1]
Exercise of options and vesting of early exercise, shares			290						290,000
Issuance of Series C convertible preferred stock- net of issuance costs	$ (23)				23
Issuance of Series C convertible preferred stock- net of issuance costs, shares	(2,108,701)		2,108,701
Repurchase of Common Shares				[1]						[1]
Repurchase of Common Shares, shares			(125,585)
Conversion of Convertible Promissory Notes into Series B-1 Preferred Stock		[1]			2,847				2,847
Conversion of Convertible Promissory Notes into Series B-1 Preferred Stock, shares	1,947,075
Conversion of Loan Facility into Series B-1 Preferred Stock		[1]			3,153				3,153
Conversion of Loan Facility into Series B-1 Preferred Stock, shares	2,155,399
Issuance of common shares		[1]			3,006				3,006
Issuance of common shares, shares	2,051,575
Conversion of Convertible Promissory Notes into B-2 Preferred Stock	$ 2				12,052				12,054
Conversion of Convertible Promissory Notes into B-2 Preferred Stock, shares	9,154,388
Conversion of Convertible Promissory Notes into Series B-3 Preferred Stock	$ 1				27,066				27,067
Conversion of Convertible Promissory Notes into B-3 Preferred Stock, shares	7,151,139
Foreign currency translation adjustments, net of tax							(4)		(4)
Net Income (loss)								(12,257)	(12,257)
Balance at Dec. 31, 2023	$ 3		$ 1		103,292		76	(117,054)	(13,682)
Balance, shares at Dec. 31, 2023	22,459,576		2,923,915
Stock based compensation related to options granted to employees and non-employees					477				477
Foreign currency translation adjustments, net of tax							(10)		(10)
Net Income (loss)								(4,992)	(4,992)
Issuance of Series B preferred stock		[2]			3,000				3,000
Balance at Jun. 30, 2024	$ 3		$ 1		106,769		66	(122,046)	(15,207)
Balance, shares at Jun. 30, 2024	24,510,472		2,923,915
Balance at Dec. 31, 2023	$ 3		$ 1		103,292		76	(117,054)	(13,682)
Balance, shares at Dec. 31, 2023	22,459,576		2,923,915
Stock based compensation related to options granted to employees and non-employees					961				961
Exercise of options and vesting of early exercise				[1]						[1]
Exercise of options and vesting of early exercise, shares			39,780
Issuance of common shares		[1]			3,000				$ 3,000
Issuance of common shares, shares	2,050,895
Foreign currency translation adjustments, net of tax							(32)		(32)
Net Income (loss)								(11,017)	(11,017)
Issuance of Series CF Preferred Stock		[1]			4,256				4,256
Issuance of Series CF Preferred Stock, shares	2,050,093
Balance at Dec. 31, 2024	$ 3		$ 1		111,509		44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,564		2,963,695
Stock based compensation related to options granted to employees and non-employees					362				362
Exercise of options and vesting of early exercise				[2]		[2]				[2]
Exercise of options and vesting of early exercise, shares			609						809,000
Issuance of Series C convertible preferred stock- net of issuance costs											$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares											329,671
Issuance of common shares				[2]	433				433
Issuance of common shares, shares			203,788
Foreign currency translation adjustments, net of tax							(58)		(57)
Net Income (loss)								(5,197)	(5,197)
Issuance of Series CF preferred stock					2,753				2,753
Issuance of Series CF preferred stock, shares	1,318,373
Issuance of Series F preferred stock		[2]		[2]
Issuance of Series F preferred stock, shares	10,000		(3,334)
Issuance of Series B preferred stock, shares	2,050,896
Balance at Jun. 30, 2025	$ 3		$ 1		$ 115,057		$ (14)	$ (133,267)	$ (18,220)		$ 2,746
Balance, shares at Jun. 30, 2025	27,888,937		3,164,758								329,671

[1]	Represents less than $1
[2]	Represents less than $1